UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 SCHECULE 13F

                                  FORM 13-F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Academy Capital Management, Inc.
Address:  500 North Valley Mills Drive
          Suite 208
          Waco, Texas  76710

13F File Number:  28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the, person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Terry Joel Adam
Title:     President
Phone:     254-751-0555
Signature, Place, and Date of Signing:

     Terry Joel Adam     Waco, Texas     November 15, 1999

Report Type (Check only one.):

[X]     13F Holdings Report.
[ ]     13F Notice.
[ ]     13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:$  7,177

List of Other Included Managers:

          None

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                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGRIOBIOTECH, INC.             COMMON           008494106       49   12,300 SH       SOLE                   12,300
BELL MICRORPRODUCTS, INC.      CLASS A          078137106      137   16,270 SH       SOLE                   16,270
BLOCK DRUG, INC.               CLASS A          093644102      945   26,310 SH       SOLE                   26,310
FRANKLIN COVEY CO.             COMMON           353469109      228   29,688 SH       SOLE                   29,688
LONE STAR STEAKHOUSE & SALOON  COMMON           542307103      383   49,850 SH       SOLE                   49,850
LUBY'S CAFETERIAS, INC.        COMMON           549282101      277   24,150 SH       SOLE                   24,150
MATRIX CAPITAL CORP            COMMON           576819106      132   11,000 SH       SOLE                   11,000
NATIONAL AUTO CREDIT CENTER, I COMMON           632900106      736  931,845 SH       SOLE                  931,845
OLSTEN CORPORATION             COMMON           681385100    1,465  140,396 SH       SOLE                  140,396
PERMIAN BASIN ROYALTY TRUST    COMMON           714236106       76   13,024 SH       SOLE                   13,024
PHILIP MORRIS                  COMMON           718154107      340    9,950 SH       SOLE                    9,950
SBC COMMUNICATIONS, INC.       COMMON           78387G103      215    4,230 SH       SOLE                    4,230
SAN JUAN BASIN ROYALTY TRUST   COMMON           798241105      117   13,274 SH       SOLE                   13,274
ULTRAK, INC.                   COMMON           903898401      615  103,650 SH       SOLE                  103,650
WATTS INDUSTRIES               COMMON           942749102    1,462   67,250 SH       SOLE                   67,250

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